Investments	6 Months Ended
Jun. 30, 2016
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
Investments

The Company’s investments, primarily in Brazil, consist of certificates of deposit that are classified as available-for-sale and stated at fair value based upon quoted market prices. Unrealized gains and losses are recorded in AOCI. Realized gains and losses are recognized in investment income and are determined using the specific identification method. There were no realized gains from the sale of securities and proceeds from the sale of available-for-sale securities for the three and six months ended June 30, 2016 and 2015.

The Company’s investments, excluding cash surrender value of insurance contracts of $75.9 at both June 30, 2016 and December 31, 2015, consisted of the following:

	Cost Basis	Unrealized Gain	Fair Value
As of June 30, 2016
Short-term investments
Certificates of deposit	$26.6	$—	$26.6
Long-term investments
Assets held in a rabbi trust	$7.7	$0.4	$8.1

As of December 31, 2015
Short-term investments
Certificates of deposit	$39.9	$—	$39.9
Long-term investments
Assets held in a rabbi trust	$9.3	$—	$9.3